EFFECT OF THE CHANGE IN THE PRESENTATION CURRENCY	12 Months Ended
Dec. 31, 2020
Exploration And Evaluation Expense Abstract.
EFFECT OF THE CHANGE IN PRESENTATION CURRENCY

25.EFFECT OF THE CHANGE IN PRESENTATION CURRENCY

The effects of the change in presentation currency discussed in note 3 above were as follows.

(a)	Effect on the consolidated balance sheets as at December 31, 2019 and January 1, 2019

		December 31, 2019				January 1, 2019
		USD		CAD		USD		CAD
ASSETS
Current assets
Cash and cash equivalents	US$	23,106	C$	30,009	US$	12,234	C$	16,686
Accounts receivable		94		122		282		385
Prepaid expenses		52		64		151		206
		23,252		30,195		12,667		17,277
Restricted funds		509		662		150		205
Value added taxes recoverable		1,340		1,747		622		849
Equipment		284		370		252		344
Exploration and evaluation assets		125,643		163,383		124,099		169,282
TOTAL ASSETS	US$	151,028	C$	196,357	US$	137,790	C$	187,957

LIABILITIES
Current liabilities
Trade and other payables	US$	802	C$	1,042	US$	1,278	C$	1,743
Accrued liabilities		1,578		2,049		1,405		1,916
		2,380		3,091		2,683		3,659
Lease obligations		44		57		—		—
Camino Rojo project loan		12,961		16,833		—		—
Newmont loan		9,647		12,573		4,475		6,103
Accrued liabilities – long term		261		338		—		—
Site closure provisions		575		748		626		745
TOTAL LIABILITIES		25,868		33,640		7,784		10,507

SHAREHOLDERS' EQUITY
Share capital		159,230		208,186		153,852		201,077
Reserves		30,061		39,348		19,931		25,960
Accumulated other comprehensive income (loss)		(1,575)		(1,036)		(3,393)		4,797
Accumulated deficit		(62,556)		(83,781)		(40,384)		(54,384)
TOTAL SHAREHOLDERS' EQUITY		125,160		162,717		130,006		177,450

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	US$	151,028	C$	196,357	US$	137,790	C$	187,957

(b)	Effect on the consolidated statement of loss and comprehensive loss for the year ended December 31, 2019

		Year ended
		December 31, 2019
		USD		CAD

EXPLORATION AND EVALUATION EXPENSES
Assays and analysis	US$	191	C$	253
Drilling		1,179		1,564
Geological		1,400		1,858
Engineering		1,862		2,471
Environmental		568		754
Community and government		855		1,134
Land and water use, claims and concessions		4,521		6,000
Project management		691		917
Project review		116		153
Site activities		1,731		2,297
Site administration		1,839		2,438
		14,953		19,839

GENERAL AND ADMINISTRATIVE EXPENSES
Office and administrative		529		700
Professional fees		539		711
Regulatory and transfer agent		206		272
Salaries and benefits		1,986		2,621
		3,260		4,304

OTHER EXPENSES (INCOME)
Depreciation		78		103
Share based payments		2,553		3,391
Interest and finance costs		1,169		1,550
Foreign exchange loss (gain)		159		210
		3,959		5,254

LOSS FOR THE YEAR	US$	22,172	C$	29,397

OTHER COMPREHENSIVE LOSS (INCOME)
Items that may in future periods be reclassified to profit or loss:
Foreign currency differences arising on translation of foreign operations		(1,818)		5,833
TOTAL COMPREHENSIVE LOSS	US$	20,354	C$	35,230

Weighted average number of common shares outstanding (millions)		182.6		182.6

Loss per share - basic and diluted	US$	0.12	C$	0.16